Provision for Income Tax (Details) - Schedule of Effective Income Tax Rate Reconciliation	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
State income tax rate, net of federal impact	(0.01%)	0.00%	0.00%
Miscellaneous permanent items	(0.20%)	0.00%	0.00%
PPP Loan Forgiveness – Non-Taxable	4.57%
Nontaxable Income from Flow-through entities	(28.98%)	(19.16%)	(37.08%)
Valuation Allowance	3.61%	(1.84%)	16.08%
Income taxes rate	(0.01%)	0.00%	0.00%